Debt - Reconciliation of Movements of Assets, Liabilities and Equity to Cash Flows Arising From Financing Activities (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Reconciliation of movements of assets, liabilities and equity to cash flows arising from financing activities [line items]
Beginning Balance		R$ 984,542
Proceeds from debt	$ 0	0	R$ 134,152	R$ 137,325
Changes from financing cash flows
Payments of debt	(14,721)	(57,040)	(141,788)	(79,004)
Payments of interest	(16,230)	(62,889)	(108,429)	(105,234)
Payments of debt	(14,721)	(57,040)	(141,788)	(79,004)
Payments of interest	(16,230)	(62,889)	(108,429)	(105,234)
Proceeds from issuance of common shares	0	0	423,166
Other changes
Effect of changes in foreign exchange rates	1,198	4,644	6,869	(5,083)
Ending balance	204,822	793,640	984,542
Long term debt [member]
Reconciliation of movements of assets, liabilities and equity to cash flows arising from financing activities [line items]
Beginning Balance	73,803	285,971	387,382
Proceeds from debt			159,984
Changes from financing cash flows
Payments of debt	(14,721)	(57,040)	(170,459)
Payments of interest	(5,950)	(23,056)	(46,613)
Total from financing cash flows	(20,671)	(80,095)	(57,088)
Payments of debt	(14,721)	(57,040)	(170,459)
Payments of interest	(5,950)	(23,056)	(46,613)
Proceeds from issuance of common shares			0
Total from financing cash flows	(20,671)	(80,095)	(57,088)
Other changes
Adjustments to reconcile net loss to net cash used in operating activities	6,569	25,453	50,277
Changes in discontinued operations	(632)	(2,450)
Changes in operating assets and liabilities	0	0
Non-cash investing and financing activities			(94,151)
Effect of changes in foreign exchange rates			(449)
Total from other changes	5,936	23,003	(44,323)
Ending balance	59,069	228,879	285,971	387,382
Reverse factoring [member]
Reconciliation of movements of assets, liabilities and equity to cash flows arising from financing activities [line items]
Beginning Balance	38,435	148,928	27,867
Changes from financing cash flows
Payments of debt	0	0
Payments of interest	461	1,788	(916)
Total from financing cash flows	461	1,788	(916)
Payments of debt	0	0
Payments of interest	461	1,788	(916)
Proceeds from issuance of common shares			0
Total from financing cash flows	461	1,788	(916)
Other changes
Adjustments to reconcile net loss to net cash used in operating activities	(462)	(1,789)	916
Changes in discontinued operations	0	0
Changes in operating assets and liabilities	(26,750)	(103,652)	121,061
Total from other changes	(27,212)	(105,440)	121,977
Ending balance	11,685	45,276	148,928	27,867
Trade accounts payable [member]
Reconciliation of movements of assets, liabilities and equity to cash flows arising from financing activities [line items]
Beginning Balance	94,414	365,835	335,430
Changes from financing cash flows
Payments of debt	0	0
Payments of interest	(8,953)	(34,690)	(55,936)
Total from financing cash flows	(8,953)	(34,690)	(55,936)
Payments of debt	0	0
Payments of interest	(8,953)	(34,690)	(55,936)
Proceeds from issuance of common shares			0
Total from financing cash flows	(8,953)	(34,690)	(55,936)
Other changes
Adjustments to reconcile net loss to net cash used in operating activities	8,317	32,227	53,981
Changes in discontinued operations	(6,389)	(24,755)
Changes in operating assets and liabilities	(386)	(1,497)	34,290
Effect of changes in foreign exchange rates			(1,930)
Total from other changes	1,542	5,975	86,341
Ending balance	87,003	337,120	365,835	335,430
Trade accounts receivables [member]
Reconciliation of movements of assets, liabilities and equity to cash flows arising from financing activities [line items]
Beginning Balance	29,206	113,168	213,994
Changes from financing cash flows
Payments of debt	0	0
Payments of interest	(1,789)	(6,931)	(7,166)
Total from financing cash flows	(1,789)	(6,931)	(7,166)
Payments of debt	0	0
Payments of interest	(1,789)	(6,931)	(7,166)
Proceeds from issuance of common shares			0
Total from financing cash flows	(1,789)	(6,931)	(7,166)
Other changes
Adjustments to reconcile net loss to net cash used in operating activities	(2,155)	(8,350)	(18,277)
Changes in discontinued operations	(353)	(1,369)
Changes in operating assets and liabilities	17,366	67,290	(74,450)
Cash flows from investing activities			(2,071)
Effect of changes in foreign exchange rates			1,138
Total from other changes	14,858	57,570	(93,660)
Ending balance	$ 42,275	R$ 163,807	R$ 113,168	R$ 213,994